Intangible Asset (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Asset [Abstract]
Schedule of Fair Value of the Intangible Asset	The table below summarizes the fair value of the intangible asset:
Balance at January 1, 2022	$-
Purchase date September 30, 2022	4,861
Depreciation of intangible asset	(144)

Balance at December 31, 2022	4,717

Depreciation of intangible asset	(243)

Balance at June 30, 2023	$4,474